Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 26,617,279	$ 19,653,392
Less: accumulated depreciation	(2,005,417)	(900,052)
Property, plant and equipment, net	24,611,862	18,753,340
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	9,860,468	1,880,505
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	245,366	167,618
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	289,473	156,996
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,057,208	1,612,293
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,666,163	3,922,383
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	108,105	92,336
Kitchen and cookware [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	111,010
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	465,217	10,238,835
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	74,762	75,745
Membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	390,660	216,901
Wastewater treatment system, except for membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 3,348,847	$ 1,289,780